Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill

(9) Goodwill

Goodwill of RMB10,276 (US$1,633) on December 31, 2011 and 2010, which is not deductible for tax purposes, pertains solely to the Company’s acquisition of Shandong Fuwei in October 2004. The goodwill is attributable to the development potential of business acquired. We test goodwill for impairment annually on December 31 using a fair value approach. No impairment of goodwill was identified as of December 31, 2011.